SCHEDULE OF INTANGIBLE ASSETS NET (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Intangible Assets Net
Additions	$ 10,199,480
Less: transfer to joint operations parties	(930,204)
Less: amortization	(2,560,667)
Less: disposal	(3,601,408)
Intangible assets, net	$ 3,107,201